Note 21 - Derivatives	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]
(21)	Derivatives

Derivatives Designated as Fair Value Hedges

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument as well as the offsetting loss or gain on the hedged asset or liability attributable to the hedged risk are recognized in current earnings. The gain or loss on the derivative instrument is presented on the same income statement line item as the earnings effect of the hedged item. The Company utilizes interest rate swaps designated as fair value hedges to mitigate the effect of changing interest rates on the fair values of fixed rate loans. The hedging strategy on loans converts the fixed interest rates to LIBOR-based variable interest rates, though in 2023, such LIBOR-based variable interest rates will transition to SOFR-based variable rates. These derivatives are designated as partial term hedges of selected cash flows covering specified periods of time prior to the maturity dates of the hedged loans.

During the second quarter of 2020, the Company entered into one swap transaction with a notional amount of $30,000,000 pursuant to which the Company pays the counter-party a fixed interest rate and receives a floating rate equal to 1 month LIBOR. The derivative transaction is designated as a fair value hedge.

A summary of the Company's fair value hedge relationships as of December 31, 2022 and December 31, 2021 are as follows (in thousands):

December 31, 2022
	Balance Sheet Location	Weighted Average Remaining Maturity (In Years)	Weighted Average Pay Rate	Receive Rate	Notional Amount	Estimated Fair Value
Interest rate swap agreements - loans	Other assets	7.42	0.65%	1 month LIBOR	$30,000	4,520

December 31, 2021
	Balance Sheet Location	Weighted Average Remaining Maturity (In Years)	Weighted Average Pay Rate	Receive Rate	Notional Amount	Estimated Fair Value
Interest rate swap agreements - loans	Other assets	8.42	0.65%	1 month LIBOR	$30,000	1,192

The effects of fair value hedge relationships reported in interest income on loans on the consolidated statements of income for the twelve months ended December 31, 2022 and 2021 were as follows (in thousands):

	Twelve Months Ended December 31,
Gain (loss) on fair value hedging relationship	2022	2021
Interest rate swap agreements - loans:
Hedged items	$(3,265)	(1,125)
Derivative designated as hedging instruments	3,328	1,243

The following amounts were recorded on the balance sheet related to cumulative basis adjustments for fair value hedges at December 31, 2022 and December 31, 2021 (in thousands):

	Carrying Amount of the Hedged Assets		Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of the Hedged Assets
Line item on the balance sheet	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Loans	$25,452	28,717	(4,548)	(1,283)

Mortgage Banking Derivatives

Commitments to fund certain mortgage loans (interest rate locks) to be sold into the secondary market and forward commitments for the future delivery of mortgage loans to third party investors are considered derivatives. It is the Company's practice to enter into forward commitments for the future delivery of residential mortgage loans when interest rate lock commitments are entered into in order to economically hedge the effect of changes in interest rates resulting from its commitments to fund the loans. At  December 31, 2022 and  December 31, 2021, the Company had approximately $6,923,000 and $20,340,000, respectively, of interest rate lock commitments and approximately $6,250,000 and $20,500,000, respectively, of forward commitments for the future delivery of residential mortgage loans. The fair value of these mortgage banking derivatives was reflected by derivative assets of $123,000 and $657,000 and derivative assets of $62,000 and $6,000, respectively, at  December 31, 2022 and  December 31, 2021. Changes in the fair values of these mortgage-banking derivatives are included in net gains on sale of loans.

The net gains (losses) relating to free-standing derivative instruments used for risk management is summarized below:

	In Thousands
	2022	2021
Interest rate contracts for customers	$(535)	(57)
Forward contracts related to mortgage loans held for sale and interest rate contracts	56	163

The following table reflects the amount and fair value of mortgage banking derivatives included in the consolidated balance sheet as of  December 31, 2022 and  December 31, 2021:

	In Thousands
	2022		2021
	Notional Amount	Fair Value	Notional Amount	Fair Value
Included in other assets (liabilities):
Interest rate contracts for customers	$6,923	123	20,340	657
Forward contracts related to mortgage loans held-for-sale	6,250	62	20,500	6